Vessels, net	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2022
Vessels, net
Vessels, net

4.Vessels, net

Vessel Acquisition

On June 13, 2022, the Company signed, through its wholly-owned subsidiary Darrit Shipping Company Inc., a Memorandum of Agreement, as amended, to acquire from DSI, a Capesize dry bulk vessel, the m/v Baltimore, for a purchase price of $22,000. Of the total purchase price, 20%, or $4,400, was paid in cash upon signing of the Memorandum of Agreement, and the remaining amount of $17,600 was paid upon delivery of the vessel to the Company, in the form of 25,000 shares of the Company’s Series D Preferred Stock (Note 3(c) and Note 6(h)). The vessel was delivered to the Company on September 20, 2022. The purchase of this vessel was made pursuant to the Company’s exercise of a right of first refusal granted to the Company by DSI based on an agreement dated November 8, 2021 (Note 3(c)). The acquisition of the vessel was approved by a committee of independent members of the Company’s Board of Directors (Note 10(d)).

Vessels’ contribution

On November 29, 2021, entities Cypres Enterprises Corp., Darien Compania Armadora S.A., and Marfort Navigation Company Limited, whose substantially all assets were vessels Protefs, Calipso and Salt Lake City, respectively, were contributed to the Company by DSI in connection with the Spin-Off (Note 3(c)).

Vessel improvements

Vessel improvements mainly relate to the implementation of ballast water treatment system and other works necessary for the vessels to comply with new regulations and be able to navigate to additional ports.

The amounts reflected in “Vessels, net” in the accompanying consolidated balance sheets are analyzed as follows:

		Accumulated
	Vessel Cost	Depreciation	Net Book Value
- Vessels contributed by DSI	46,040	—	46,040
- Additions and improvements	42	—	42
- Depreciation for the period	—	(354)	(354)
Balance, December 31, 2021	$46,082	$(354)	$45,728
-Vessel acquisitions	22,000	—	22,000
-Additions for improvements	694	—	694
- Depreciation for the year	—	(4,750)	(4,750)
Balance, December 31, 2022	$68,776	$(5,104)	$63,672

Oceanpal inc
Vessels, net
Vessels, net

4.Vessels

On December 24, 2019, Darien Compania Armadora S.A. entered into a Memorandum of Agreement to sell to an unaffiliated third party the vessel Calipso, for a sale price of $7,275,000 before commissions. On December 31, 2019, the vessel was measured at the lower of its carrying amount or fair value less costs to sell and was classified in current assets as Vessel held for sale, according to the provisions of ASC 360, as all criteria required for this classification were then met.

The classification of Calipso as held for sale on December 31, 2019 resulted in impairment of $3,047,978 including the write off of the unamortized drydocking costs as the vessel was measured at the lower of its carrying value and fair value (sale price) less costs to sell and is separately presented in “Vessel impairment charges” in the accompanying 2019 combined carve-out statement of comprehensive income / (loss).

In February 2020, the buyers of Calipso elected to exercise their right to cancel the contract as a result of the vessel’s missing the cancelling date due to unforeseen events, unrelated to the condition of the vessel. Following this cancelation of the memorandum of agreement, on March 8, 2020, the vessel was withdrawn from the market as per management’s decision and was recorded at its fair value at that date, amounting to $7.33 million, as held and used, according to the provisions of ASC 360. The vessel’s fair value was determined through Level 2 inputs of the fair value hierarchy by taking into consideration a third party valuation which was based on the last done deals of sale of vessels with similar characteristics, such as type, size and age. The valuation of the vessel at fair value resulted in a gain of $200,500 separately presented in “Vessel fair value adjustment” in the 2020 accompanying combined carve-out statement of comprehensive income / (loss).

The amounts reflected in Vessels, net in the accompanying combined carve-out balance sheet as of December 31, 2020 are analyzed as follows:

	Accumulated
	Vessel Cost	Depreciation	Net Book Value
Balance, December 31, 2019	$38,600,196	$(13,139,306)	$25,460,890
– Additions for improvements	1,474,965	—	1,474,965
– Vessel fair value adjustment	200,500	—	200,500
– Vessel transferred from held for sale	7,129,500	—	7,129,500
– Depreciation for the period	—	(2,016,556)	(2,016,556)
Balance, December 31, 2020	$47,405,161	$(15,155,862)	$32,249,299

Vessels’ depreciation expense for the period from January 1, 2021 through November 29, 2021, and for the years ended December 31, 2020 and 2019, amounted to $1.97 million, $2.02 million, and $2.27 million, respectively, and is included in “Depreciation and amortization of deferred charges” in the accompanying combined carve-out statements of operations and comprehensive income/(loss).